Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	33 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000234661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.63%	6.37%	3.01%
C000234660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.05%)	1.50%	1.14%
C000234660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.39%	6.01%	2.77%
C000234662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	4.55%	6.32%	3.06%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%	1.78%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	5.18%	7.14%	2.18%